Post-employment benefit plans	12 Months Ended
Dec. 31, 2025
Disclosure Post-employment Benefit Plans [Line Items]
Post-employment benefit plans [text block]
Note 25
Post-employment benefit plans
a) Defined benefit plans
UBS AG has
established defined
benefit plans
for its
employees in
various jurisdictions
in accordance
with local
regulations
and practices. The major plans
are located in Switzerland, with smaller
plans mainly in UK, US
and Germany. The level of
benefits depends on the specific plan rules.
Major Swiss pension plans
The major
Swiss pension
plans consist
of the
UBS Swiss
plan and
the Credit
Suisse Swiss
plan, covering
employees of
UBS AG
in
Switzerland
and
employees
of
companies
in
Switzerland
that
have
close
economic
or
financial
ties
with
UBS AG, and
exceed the
minimum benefit
requirements under
Swiss pension
law.
A significant
number of
employees
are
employed by
UBS Business
Solutions AG
and Credit
Suisse Services
AG, which
are
subsidiaries of
UBS Group AG.
UBS AG,
UBS
Business
Solutions
AG
and
Credit
Suisse
Services
AG
each
are
legal
sponsors
of
the
Swiss
plans.
The
sponsoring entities apply proportionate defined benefit accounting, i.e. the net pension cost and the net pension asset /
liability of the Swiss pension plans are allocated proportionally between UBS AG, UBS Business Solutions AG and Credit
Suisse Services AG based
on the aggregated net pension
cost and defined benefit
obligations related to their employees.
The Swiss
plans offer
retirement, disability
and survivor
benefits and
are governed
by Pension
Foundation Boards.
The
responsibilities
of
these
boards
are
defined
by
Swiss
pension
law
and
the
plan
rules.
The
UBS
Swiss
plan
covers
contributions
for
all
salary
levels.
The
Credit
Suisse
Swiss
plan
covers
contributions
up
to
a
salary
of
CHF
154,224
(USD 194,501
), and contributions
above that salary
go into the
Credit Suisse Swiss 1e
plan, which is
accounted for under
IFRS Accounting Standards as a defined contribution plan.
Savings contributions to
the Swiss plans
are paid by
both the employer
and the employee.
For the UBS
AG Swiss plan,
depending on the age of
the employee, UBS AG
pays a savings contribution that
ranges between
6.5 % and 27.5 % of
the
contributory
base
salary
and
between
2.8
%
and
9
%
of
the
contributory
variable
compensation.
Employees
can
choose the level of savings contributions
paid by them, which vary
between
2.5 % and 13.5 % of the contributory base
salary and
between
0 % and 9
% of
the contributory
variable compensation,
depending on
age and
choice of
savings
contribution category. For the Credit
Suisse Swiss plan, depending on
the age of the
employee, UBS AG pays a
savings
contribution that ranges between 7.5 % and 25.0 % of the contributory base salary and 6 % of the contributory variable compensation. Employees
can choose
the level
of savings
contributions paid
by them,
which vary
between
5.0 % and
14.0 % of the contributory base salary and between 3 % and 9 % of the contributory variable compensation, depending on age and choice of savings contribution
category. UBS AG also pays risk contributions
that are used to fund disability
and survivor benefits.
The plans offer to members at the normal retirement age of 65 a choice between a lifetime pension and a partial or full
lump sum payment. Participants can choose to draw early retirement benefits starting from the age of
58 , but they can
also continue employment and
remain active members of
the plan until the
age of
70
. Employees can make
additional
purchases of benefits to fund early retirement benefits.
The pension amount payable to
a participant is calculated by applying
a conversion rate to the
accumulated balance of
the
participant’s retirement
savings
account at
the retirement
date.
The
balance is
based
on
credited vested
benefits
transferred
from
previous
employers,
purchases
of
benefits,
employee
and
employer
contributions
made
to
the
participant’s
retirement
savings
account,
and
interest
accrued.
The
annual
interest
rate
credited
to
participants
is
determined by the Pension Foundation Boards at the end of each year.
Although the Swiss plans are based on a defined contribution promise under Swiss pension law, they are accounted for
as defined benefit plans under IFRS
Accounting Standards, primarily because of the obligation to accrue interest on the
participants’ retirement savings accounts and the payment of lifetime pension benefits.
Actuarial valuations in accordance with Swiss pension law are performed regularly. Should an underfunded situation on
this basis occur,
the Pension Foundation
Board of the
respective plan is
required to take
the necessary measures
to ensure
that full funding can
be expected to be restored
within a maximum period of
10
years. If a Swiss plan
were to become
significantly
underfunded
on
a
Swiss
pension
law
basis,
additional
employer
and
employee
contributions
could
be
required. In this situation, the
risk is shared between employer
and employees, and the employer
is not legally obliged to
cover more than 50
% of the additional contributions
required. As of 31 December 2025,
the technical funding ratio in
accordance with Swiss pension law was 120.9 % at a 0.5
% technical interest rate for the UBS
Swiss plan and
124.6 % at
a 1.02
% technical interest rate for the Credit Suisse Swiss plan (UBS Swiss plan 31 December 2024:
120.6 % at a 0.5%
technical interest rate, Credit Suisse Swiss plan 31 December 2024: 125.5 % at a 1.31 % technical interest rate).
The investment strategies of the Swiss plans comply with Swiss pension law, including the rules and regulations relating to diversification of
plan assets, and
are derived from
the risk budget
defined by the
Pension Foundation Boards based
on regularly
performed asset
and liability
management analyses.
The Pension
Foundation Boards
strive for
a medium-
and long-term balance between assets and liabilities.
As of 31 December
2025, the
Swiss plans
were in surplus
situations on
an IFRS
Accounting Standards
measurement basis,
as the fair value of the
plan assets exceeded the defined
benefit obligation (DBO) by USD
3,993 m for the UBS Swiss plan
and USD 2,168 m for the Credit Suisse Swiss plan (UBS Swiss plan 31 December 2024: USD 2,683 m, Credit Suisse Swiss plan 31 December 2024: USD 2,474 m). However, a surplus is only recognized on the balance sheet to the extent that it does not exceed
the estimated future
economic benefit, which
equals the difference
between the present
value of the
estimated
future
net
service
cost
and
the
present
value
of
the
estimated
future
employer
contributions.
As
of
both
31 December 2025 and 31 December 2024, the estimated future economic benefit of the UBS Swiss plan was zero and hence no net defined
benefit asset was recognized
on the balance sheet;
as of 31 December 2025,
a net defined benefit
asset of USD 21
m was recognized
by UBS
AG for prepaid
contributions held
at the Credit
Suisse Swiss plan
(31 December
2024: USD 17 m).
The regular employer
contributions in 2026 are
estimated at USD
359
m for the
UBS Swiss plan and
USD
146 m for the
Credit Suisse Swiss plan.
Changes to the Credit Suisse Swiss pension plan
In December
2023, the
Pension Foundation
Board of
the Credit
Suisse Swiss
plan decided
to align
the Swiss
pension
scheme to
that of
the UBS
Swiss plan,
effective as
of 1 January
2027. On
that date,
the Credit
Suisse Swiss
plan will
adopt the
plan rules
of the
UBS Swiss
plan. In
2025, the
Pension Foundation
Board of
the Credit
Suisse Swiss
plan decided
to integrate the Credit Suisse Swiss 1e plan into the Credit Suisse Swiss pension plan as of 1 January 2027 resulting in a one-time pre-tax
loss of
USD
147 m (CHF 117
m) and
an offsetting
gain in
other comprehensive
income in
the third
quarter
of 2025 with no impact on equity.
Financial information
The tables
below provide
an analysis
of the
movement in
the net
asset /
liability recognized
on the
balance sheet
for
defined benefit plans, as well as an analysis of amounts recognized in net profit and in
Other comprehensive incom
e.
Net asset / liability of defined benefit plans
USD m
Major Swiss plans (funded) 31.12.25 31.12.24
1
Defined benefit obligation at the beginning of the year 29,977 15,748
Defined benefit obligation recognized upon the merger of UBS AG and Credit Suisse AG
2
13,367
Current service cost 464 411
Interest expense 316 296
Plan participant contributions 293 244
Remeasurements (4,842) 2,657
of which: actuarial (gains) / losses due to changes in demographic assumptions 21 18 of which: actuarial (gains) / losses due to changes in financial assumptions
(1,025) 2,011
of which: experience (gains) / losses
3
(3,838) 628
Past service cost related to plan amendments 151 0
Curtailments (51) (71)
Benefit payments (1,694) (1,420)
Foreign currency translation 4,049 (1,257)
Defined benefit obligation at the end of the year 28,665 29,977 of which: amounts owed to active members 16,742 16,758
of which: amounts owed to retirees 11,922 13,219
Fair value of plan assets at the beginning of the year 35,135 19,333
Fair value of plan assets recognized upon the merger of UBS AG and Credit Suisse AG
2
16,097
Return on plan assets excluding interest income 208 1,623
Interest income 388 369
Employer contributions
516 431
Plan participant contributions 293 244
Benefit payments (1,694) (1,420)
Administration expenses, taxes and premiums paid (21) (15)
Other movements (4,877) 0
Foreign currency translation 4,878 (1,527)
Fair value of plan assets at the end of the year 34,826 35,135
Surplus / (deficit) 6,161 5,158
Asset ceiling effect at the beginning of the year 5,141 3,585
Asset ceiling effect recognized upon the merger of UBS AG and Credit Suisse AG
2 2,713
Interest expense on asset ceiling effect
67 68
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect
107 (955)
Foreign currency translation 826 (270)
Asset ceiling effect at the end of the year 6,140 5,141
Net defined benefit asset / (liability) of major Swiss plans 21 17
Other plans
Net defined benefit asset / (liability) of other plans
4
347 203
Total net defined benefit asset / (liability) 368 220
of which: Net defined benefit asset 983 911
of which: Net defined benefit liability
5
(615) (691)
1 Including
Credit Suisse
AG from
31 May
2024.
2 Refer
to Note
28 for
more information
about the
merger of
UBS AG
and Credit
Suisse AG.
3 Experience
(gains) /
losses are
a component
of actuarial
remeasurements of the defined benefit
obligation and reflect the
effects of differences between the
previous actuarial assumptions and
what has actually occurred.
4 Mainly relates to
UK, US and German plans.
5 Refer to Note 18c.
Income statement – expenses related to defined benefit plans
1
USD m
Major Swiss plans 31.12.25 31.12.24
2
Current service cost 464 411
Interest expense related to defined benefit obligation 316 296
Interest income related to plan assets (388) (369)
Interest expense on asset ceiling effect 67 68
Administration expenses, taxes and premiums paid 21 15
Past service cost related to plan amendments 151 0
Curtailments (51) (71)
Other movements (8) 1
Net periodic expenses recognized in net profit for major Swiss plans 573 353
Other plans
Net periodic expenses recognized in net profit for other plans
3
13 27
Total net periodic expenses recognized in net profit 586 380
1 Refer to Note 6.
2 Including Credit Suisse AG from 31 May 2024.
3 Includes differences between actual and estimated performance award accruals.
Other comprehensive income – gains / (losses) on defined benefit plans
USD m
Major Swiss plans 31.12.25 31.12.24
1
Other comprehensive income recognized upon the merger of UBS AG and Credit Suisse AG
2
109
Remeasurement of defined benefit obligation 4,842 (2,657)
of which: change in discount rate assumption 1,087 (2,102)
of which: change in rate of salary increase assumption 111 (168)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption (176) 257 of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (18) (17)
of which: experience gains / (losses)
3
3,838 (628)
Return on plan assets excluding interest income (4,673) 1,623
Asset ceiling effect excluding interest expense and foreign currency translation (107) 955
Total gains / (losses) recognized in other comprehensive income for major Swiss plans 62 30
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
4
(32) (83)
Total gains / (losses) recognized in other comprehensive income 30 (53)
of which: attributable to other comprehensive income recognized upon the merger of UBS AG and Credit Suisse AG
2
53
of which: attributable to other comprehensive income recognized for defined benefit plans during the period
5
30 (106)
1 Including
Credit Suisse
AG from
31 May
2024.
2 Refer
to Note
28 for
more information
about the
merger of
UBS AG
and Credit
Suisse AG.
3 Experience
(gains) /
losses are
a component
of actuarial
remeasurements of the defined benefit obligation and reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.
4 Mainly relates to UK, US and German plans.
5
Refer to the “Statement of comprehensive income”.
The table below provides information about the duration of the DBO and the timing for expected benefit payments.
Duration of the defined benefit obligation and the timing for expected benefit payments
Major Swiss defined benefit plans 31.12.25 31.12.24
Duration of the defined benefit obligation (in years)
1
12.8 13.3
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 1,756 2,095
Benefits expected to be paid between 1 and 3 years 3,264 3,392
Benefits expected to be paid between 3 and 6 years 4,895 5,043
Benefits expected to be paid between 6 and 11 years 7,481 7,718
Benefits expected to be paid between 11 and 16 years 6,524 6,607
Benefits expected to be paid in more than 16 years 21,105 20,622
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.
Actuarial assumptions
The actuarial
assumptions used
for the
defined benefit
plans are
based on
the economic
conditions prevailing
in the
jurisdiction in
which they
are
offered.
Changes in
the defined
benefit obligation
are
most sensitive
to changes
in the
discount rate. The discount rate is based on
the yield of high-quality corporate bonds quoted in an
active market in the
currency
of
the
respective
plan.
A
decrease
in
the
discount
curve
increases
the
DBO.
UBS AG
regularly
reviews
the
actuarial assumptions used in calculating the DBO to determine their continuing relevance.
›
Refer to Note 1a item 5 for a description of the accounting policy for defined benefit plans
The tables below show the significant actuarial assumptions used in calculating the DBO at the end of the year.
Significant actuarial assumptions of major Swiss defined benefit plans
1
In % 31.12.25 31.12.24
Discount rate 1.27 0.92
Rate of salary increase 2.53 2.80
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings
2.41 2.02
1 Represents a weighted average across the UBS and Credit Suisse plans.
Swiss mortality table: BVG 2020 G with CMI 2024 projections
1
aged 65 aged 45
31.12.25 31.12.24 31.12.25 31.12.24
Life expectancy at age 65 for a male member currently 21.9 21.9 23.6 23.5
Life expectancy at age 65 for a female member currently 23.7 23.6 25.3 25.2
1 In 2024, BVG 2020 G with CMI 2023 projections was used.
Sensitivity analysis of significant actuarial assumptions
The table
below presents
a sensitivity
analysis for
each significant
actuarial assumption,
showing how
the DBO
would
have been affected
by changes in the
relevant actuarial assumption that
were reasonably possible
at the balance sheet
date.
Unforeseen
circumstances
may
arise,
which
could
result
in
variations
that
are
outside
the
range
of
alternatives
deemed
reasonably
possible.
Caution
should
be
used
in
extrapolating
the
sensitivities
below
on
the
DBO,
as
the
sensitivities may not be linear.
Sensitivity analysis of significant actuarial assumptions of major Swiss defined benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.25 31.12.24
Discount rate
Increase by 50 basis points (1,497) (1,667)
Decrease by 50 basis points 1,693 1,893
Rate of salary increase
Increase by 50 basis points 162 166
Decrease by 50 basis points (162) (167)
Rate of pension increase
Increase by 50 basis points 1,141 1,315
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 379 254
Decrease by 50 basis points (254) (252)
Life expectancy
Increase in longevity by one additional year 783 895
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.
2 As the assumed rate of pension
increase was 0 % as of 31 December 2025 and as of 31 December 2024, a downward change in assumption is not applicable.
Composition and fair value of Swiss defined benefit plan assets
31.12.25 31.12.24
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 476 0 476 1 773 0 773 2
Real estate / property
Domestic 0 4,059 4,059 12 0 3,955 3,955 11
Foreign 0 758 758 2 0 617 617 2
Investment funds
Equity
Domestic 832 0 832 2 885 0 885 3
Foreign 5,933 2,063 7,997 23 5,645 2,393 8,038 23
Bonds
1
Domestic, AAA to BBB– 4,816 0 4,816 14 4,682 0 4,682 13
Domestic, below BBB– 8 0 8 0 8 0 8 0
Foreign, AAA to BBB– 8,491 0 8,491 24 8,902 0 8,902 25
Foreign, below BBB– 814 0 814 2 862 0 862 2
Real estate
Domestic 1,201 0 1,201 3 1,654 0 1,654 5
Foreign 279 98 377 1 385 67 451 1
Other 899 2,801 3,700 11 799 1,927 2,726 8
Other investments 556 741 1,297 4 352 1,231 1,582 5
Total fair value of plan assets 24,306 10,520 34,826 100 24,947 10,189 35,135 100
31.12.25 31.12.24
Total fair value of plan assets 34,826 35,135
of which: Investments in UBS Group AG instruments
2
Bank accounts at UBS Group AG 360 782
UBS Group AG debt instruments 116 137
UBS Group AG shares 49 42
Securities lent to UBS Group AG
3
674 609
Property occupied by UBS Group AG 47 41
Derivative financial instruments, counterparty UBS Group AG
3 15 (83)
1 The bond credit ratings are primarily
based on S&P’s credit ratings.
Ratings AAA to BBB– and below BBB– represent
investment grade and non-investment grade ratings,
respectively. In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.
2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension funds. The other positions disclosed
in the
table encompass
both direct
investments in
UBS AG
instruments and
UBS Group
AG shares
and indirect
investments, i.e.
those made
through funds
that the
pension fund
invests in.
3 Securities lent to UBS AG and derivative
financial instruments are presented gross of any
collateral. Securities lent to UBS AG
were fully covered by collateral as of
31 December 2025 and 31 December 2024.
Net
of collateral, derivative financial instruments amounted to USD 8 m as of 31 December 2025 (31 December 2024: negative USD 50 m).
b) Defined contribution plans
UBS AG sponsors
several defined
contribution plans,
with the
most significant
plans in
the US
and the
UK. UBS AG’s
obligation is limited to its contributions made in accordance with each plan, which may include direct contributions and matching contributions.
Employer contributions
to defined
contribution plans
are recognized
as an
expense and
were
USD 442 m in 2025 and USD 408 m in 2024.
›
Refer to Note 6 for more information
c) Related-party disclosure
UBS AG is the
principal provider of banking
services for the
pension funds of
UBS and Credit Suisse in
Switzerland. In this
capacity,
UBS AG is engaged to
execute most of the
pension funds’ banking activities.
These activities can include,
but
are not limited
to, investment management fees,
trading, securities lending and
borrowing and derivative transactions.
The non-Swiss
UBS AG pension
funds do
not have
a similar
banking relationship
with UBS AG.
During 2025,
UBS AG
received USD 26
m in fees
for banking services
from the major
UBS AG plans
(2024: USD
25
m). As of
31 December 2025,
the Swiss, UK and
US post-employment benefit
plans held USD
521
m in UBS Group
AG shares (31 December
2024: USD
378 m).
›
Refer to the “Composition and fair value of Swiss defined benefit plan assets” table in Note 25a for more information about fair
value of investments in UBS AG and UBS Group AG instruments held by the major Swiss pension funds